UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

FORM 10-D

ASSET BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from:   November 11, 2017 to December 12, 2017

Commission File Number of issuing entity:  333-172143-01

Central Index Key Number of issuing entity:  0001527531

DBUBS 2011-LC3 Mortgage Trust
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:  333-172143

Central Index Key Number of depositor:  0001013454

Deutsche Mortgage & Asset Receiving Corporation
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001541294

German American Capital Corporation
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001541886

UBS Real Estate Securities Inc.
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001541468

Ladder Capital Finance LLC
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001542046

Starwood Property Mortgage Sub-2-A, L.L.C.
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001542290

Starwood Property Mortgage Sub-3, L.L.C.
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001542291

Starwood Property Mortgage Sub-4, L.L.C.
(Exact name of sponsor as specified in its charter)

Lainie Kaye (212) 250-2500
(Name and telephone number, including area code, of the person to contact in connection with this filing)

New York
(State or other jurisdiction of incorporation or organization of the issuing entity)

38-3847613
38-3847614
38-3847615
38-6988397
(I.R.S. Employer Identification No.)

c/o Wells Fargo Bank, N.A.
9062 Old Annapolis Road
Columbia, MD 21045
(Address of principal executive offices of the issuing entity) (Zip Code)

(410) 884-2000
(Telephone number, including area code)

Not Applicable
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
A-1			X
A-2			X
A-3			X
A-4			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes   X   No

Part I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

On December 12, 2017 a distribution was made to holders of the certificates issued by DBUBS 2011-LC3 Mortgage Trust.

The distribution report is attached as an Exhibit to this Form 10-D, Please see Item 10(b), Exhibit 99.1 for the related information.

No assets securitized by Deutsche Mortgage & Asset Receiving Corporation (the "Depositor") and held by DBUBS 2011-LC3 Mortgage Trust were the subject of a demand to repurchase for breach of the representations and warranties contained in the underlying transaction documents during the distribution period from November 11, 2017 to December 12, 2017.

The Depositor filed its most recent Form ABS-15G in accordance with Rule 15Ga-1 under the Securities Exchange Act of 1934 (a "Rule 15Ga-1 Form ABS-15G") on February 14, 2017. The CIK number for the Depositor is 0001013454.

German American Capital Corporation ("GACC"), one of the sponsors, has filed a Form ABS-15G pursuant to Rule 15Ga-1 under the Securities Exchange Act of 1934 on February 14, 2017. The CIK number of GACC is 0001541294.

UBS Real Estate Securities Inc. ("UBS"), one of the sponsors, has filed a Form ABS-15G pursuant to Rule 15Ga-1 under the Securities Exchange Act of 1934 on August 8, 2017. The CIK number of UBS is 0001541886.

Ladder Capital Finance LLC ("LCF"), one of the sponsors, has filed a Form ABS-15G pursuant to Rule 15Ga-1 under the Securities Exchange Act of 1934 on February 13, 2017. The CIK number of LCF is 0001541468.

Starwood Property Mortgage Sub-2-A, L.L.C. ("Starwood Sub-2-A"), one of the sponsors, has filed a Form ABS-15G pursuant to Rule 15Ga-1 under the Securities Exchange Act of 1934 on February 14, 2017. The CIK number of Starwood Sub-2-A is 0001542046.

Starwood Property Mortgage Sub-3, L.L.C. ("Starwood Sub-3"), one of the sponsors, has filed a Form ABS-15G pursuant to Rule 15Ga-1 under the Securities Exchange Act of 1934 on February 14, 2017. The CIK number of Starwood Sub-3 is 0001542290.

Starwood Property Mortgage Sub-4, L.L.C. ("Starwood Sub-4"), one of the sponsors, has filed a Form ABS-15G pursuant to Rule 15Ga-1 under the Securities Exchange Act of 1934 on February 14, 2017. The CIK number of Starwood Sub-4 is 0001542291.

Part II - OTHER INFORMATION

Item 2. Legal Proceedings.

On December 1, 2017, a complaint against CWCapital Asset Management LLC (“CWCAM”) and others was filed in the United States District Court for the Southern District of New York styled as CWCapital Cobalt Vr Ltd. v. CWCapital Investments LLC, et al., No. 17-cv-9463.  The gravamen of the complaint alleges breaches of a contract and fiduciary duties by CWCAM’s affiliate, CWCapital Investments LLC in its capacity as collateral manager for the collateralized debt obligation transaction involving CWCapital Cobalt Vr Ltd.  In total, there are fourteen (14) counts pled in the complaint.  Of those 14, five (5) claims are asserted against CWCAM for aiding and abetting breach of fiduciary duty, conversion, and unjust enrichment.  CWCAM denies the claims and intends to vigorously defend itself against these claims.

Item 10. Exhibits.

(a) The following is a list of documents filed as part of this Report on Form 10-D:

(99.1) Monthly report distributed to holders of the certificates issued by DBUBS 2011-LC3 Mortgage Trust, relating to the December 12, 2017 distribution.

(b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Deutsche Mortgage & Asset Receiving Corporation

(Depositor)

/s/ Helaine M. Kaplan
Helaine M. Kaplan, President

Date: December 26, 2017

/s/ Andrew Mullin
Andrew Mullin, Vice President, Treasurer, Chief Financial Officer and Chief Accounting Officer

Date: December 26, 2017

EXHIBIT INDEX

Exhibit Number	Description
EX 99.1	Monthly report distributed to holders of the certificates issued by DBUBS 2011-LC3 Mortgage Trust, relating to the December 12, 2017 distribution.